Investments (Narrative) (Details)				1 Months Ended			12 Months Ended
	May 07, 2019 USD ($) $ / shares	May 07, 2019 USD ($) shares	Sep. 06, 2018 USD ($)	Jun. 23, 2022 shares	Feb. 17, 2021 $ / shares	Feb. 04, 2020 USD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 23, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2018 $ / shares	Oct. 31, 2018 $ / shares	May 31, 2018 $ / shares
Disclosure Of Investments [Line Items]
Proceeds from sale								$ 158,036		$ 0	$ 6,477,510
Proceeds from issuing shares								0		$ 38,341,407	$ 25,100,459
Class B share capital
Disclosure Of Investments [Line Items]
Number of shares issued | shares													112,794
Share issue price per share | $ / shares					$ 2.65
Fair value of shares													$ 174,537
True Pharma Strip Inc.
Disclosure Of Investments [Line Items]
Proceeds from sale							$ 250	197
Value of subscribed equity units in brokered private placement			$ 1,128,450
True Pharma Strip Inc. | Shares
Disclosure Of Investments [Line Items]
Proceeds from sale								197
HUGE Shops
Disclosure Of Investments [Line Items]
Proceeds from sale							$ 200,000	$ 157,760
Number of shares held | shares							17,333,333	17,333,333
Subscription price per share | $ / shares														$ 0.075
HUGE Shops | Shares
Disclosure Of Investments [Line Items]
Proceeds from sale								$ 157,760
Scicann Therapeutics Inc [Member]
Disclosure Of Investments [Line Items]
Proceeds from sale							$ 100	$ 79
Number of shares held | shares							117,648	117,648
Subscription price per share | $ / shares															$ 17	$ 17
Scicann Therapeutics Inc [Member] | Shares
Disclosure Of Investments [Line Items]
Proceeds from sale								$ 79
Solarvest BioEnergy Inc.
Disclosure Of Investments [Line Items]
Share issue price per share | $ / shares							$ 0.1		$ 0.155
Number of shares held | shares		3,000,000
Number of warrants held | shares		3,000,000
Principal amount of convertible debenture	$ 1,805,520	$ 1,805,520
Fair value of shares and warrants acquired	2,256,900	2,256,900
Quoted market price of investments | $ / shares							$ 0.1		$ 0.155
Solarvest BioEnergy Inc. | Shares
Disclosure Of Investments [Line Items]
Proceeds from sale								0
Solarvest BioEnergy Inc. | Share Exchange Agreement
Disclosure Of Investments [Line Items]
Derivative financial liabilities	$ 376,150	$ 376,150
Solarvest BioEnergy Inc. | Share Exchange Agreement | Class B share capital
Disclosure Of Investments [Line Items]
Number of shares issued in share exchange | shares		49,751				225,371
Share issue price per share | $ / shares	$ 50.25
Value of shares issued in share exchange		$ 1,880,750
Derivative liability						$ 1,990,788
A2ZCryptoCap Inc.
Disclosure Of Investments [Line Items]
Number of shares acquired | shares				80,000
Share price per share | $ / shares												$ 0.1
Quoted market price of investments | $ / shares												$ 0.18
A2ZCryptoCap Inc. | Shares
Disclosure Of Investments [Line Items]
Proceeds from sale								0
Lions Bay Fund
Disclosure Of Investments [Line Items]
Investment in fund							$ 500,000
Fair value of the investment							$ 566,569
Lions Bay Fund | Shares
Disclosure Of Investments [Line Items]
Proceeds from sale								$ 0